Variable Interest Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Total Assets	$ 4,056	$ 3,022
Total Liabilities	4,058	3,286
Current Assets [Member]
Variable Interest Entity [Line Items]
Total Assets	2,722	1,920
Noncurrent Assets [Member]
Variable Interest Entity [Line Items]
Total Assets	1,334	1,102
Current Liabilities [Member]
Variable Interest Entity [Line Items]
Total Liabilities	2,422	1,931
Noncurrent Liabilities [Member]
Variable Interest Entity [Line Items]
Total Liabilities	$ 1,636	$ 1,355
International Aero Engines AG [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Methodology	In 2012, Pratt & Whitney, Rolls-Royce plc (Rolls-Royce), MTU Aero Engines AG (MTU) and Japanese Aero Engines Corporation (JAEC), participants in the IAE International Aero Engines AG (IAE) collaboration, completed a restructuring of their interests in IAE. As a result of this transaction, Pratt & Whitney holds a 61% net interest in the collaboration and a 49.5% ownership interest in IAE. IAE's business purpose is to coordinate the design, development, manufacturing and product support of the V2500 program through involvement with the collaborators.
Variable Interest Entity, Ownership Percentage	49.50%
International Aero Engines LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Methodology	Additionally, Pratt & Whitney, JAEC and MTU are participants in International Aero Engines, LLC (IAE LLC), whose business purpose is to coordinate the design, development, manufacturing and product support for the PW1100G-JM engine for the Airbus A320neo aircraft and the PW1400G-JM engine for the Irkut MC21 aircraft. Pratt & Whitney holds a 59% net interest in the collaboration and a 59% ownership interest in IAE LLC. IAE and IAE LLC retain limited equity with the primary economics of the programs passed to the participants.
Variable Interest Entity, Ownership Percentage	59.00%